Acquisition (Proforma) (Details) (EnLink Midstream Partners, LP, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
EnLink Midstream Partners, LP
Business Acquisition [Line Items]
Pro forma total revenues	$ 3,705.5	$ 2,597.9
Pro forma net income	285.1	154.6
Pro forma net income attributable to EnLink Midstream Partners, LP	$ 285.4	$ 41.1
Pro forma net income per common unit: Basic (usd per unit)	$ 0.52	$ 0.16
Pro forma net income per common unit: Diluted (usd per unit)	$ 0.52	$ 0.16